[LIBERTY FUNDS GROUP LOGO]

LIBERTY FUNDS GROUP LLC

COLONIAL MANAGEMENT ASSOCIATES, INC.

COLONIAL ADVISORY SERVICES, INC.

STEIN ROE MANAGEMENT ASSOCIATES
Stein Roe & Farnham Incorporated

LIBERTY FUNDS DISTRIBUTOR, INC.

LIBERTY FUNDS SERVICES, INC.

VIA EDGAR

November 6, 2001

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Liberty Funds Trust VI (the "Trust")
         Liberty Growth & Income Fund
         Liberty Small-Cap Value Fund
         Liberty Newport Asia Pacific Fund (the "Funds")
         File Nos. 811-6529 and 33-45117

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the Funds, with the exception of the Liberty Growth & Income Fund Class S share prospectus and statement of additional information, do not differ from those contained in Post-Effective Amendment No. 24 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 26, 2001.

Please note that the Liberty Growth & Income Fund Class S share prospectus and statement of additional information have changed since they were filed as part of the Amendment. A separate filing pursuant to Rule 497(c), filed on November 6, 2001, includes this prospectus and statement of additional information.

Very truly yours,

LIBERTY FUNDS TRUST VI



By:_________________________________
     Kevin S. Jacobs
     Assistant Secretary


Enclosures